                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: [ ]
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Fifth Third Bank, Kentucky
Address:              401 South 4th Avenue
                      Louisville, KY 40202

13F File Number:  28-10117
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                 Neal E. Arnold
Title:                Executive Vice President, CFO
Phone:                513-534-8577
Signature, Place, and Date of Signing:

        /s/ NEAL E. ARNOLD                  Cincinnati, Ohio     May 9, 2003
        ---------------------               ----------------     -----------
        [Signature]                         [City, State]        [Date]

Report Type (Check only one):

[ ]     13F HOLDINGS REPORT

[x]     13F NOTICE

[ ]     13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Fifth Third Bancorp - #28-03158